Income Tax - Valuation Allowance, Tax Rate Reconciliation, Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of the valuation allowance
Balance at beginning of the year	$ (480,689)	$ (602,135)	$ (192,536)
Additions	(5,220,332)		(490,152)
Write off		96,091	103,968
Changes due to exchange rate translation	66,337	25,355	(23,415)
Balance at end of the year	$ (5,634,684)	$ (480,689)	$ (602,135)
Income Tax
Cumulative loss incurred period as significant piece of objective negative evidence evaluated	3 years
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes (as a percent)			(5.66%)
Share based compensation expenses not deductible for tax purposes (as a percent)	4.53%	(7.19%)	(0.48%)
Other expenses not deductible for tax purposes (as a percent)	(1.13%)	(2.26%)	(0.27%)
Effect of tax holiday (as a percent)	(9.32%)	1.18%	(5.46%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	2.27%	(6.58%)	(0.59%)
Valuation allowance movement (as a percent)	26.29%		(0.27%)
Withholding tax (as a percent)	(2.39%)	(0.69%)	(1.11%)
Income tax rate (as a percent)	45.25%	9.46%	11.16%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 1,852,419	$ 166,874.00
Per share effect-basic (in dollars per share)	$ 0.01	$ 0.00
Per share effect-diluted (in dollars per share)	$ 0.01	$ 0.00